Material Accounting Policy Information - Schedule of Estimated Useful Life of the Asset (Details)	12 Months Ended
Dec. 31, 2024
Machinery and equipment [Member]
Schedule of Estimated Useful Life of the Asset [Line Items]
Machinery and equipment	6 – 10 years (primarily 10)
Leasehold improvements and furniture [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Life of the Asset [Line Items]
Estimated useful lives	7 years
Leasehold improvements and furniture [Member] | Top of Range [Member]
Schedule of Estimated Useful Life of the Asset [Line Items]
Estimated useful lives	14 years
Computers and programs [Member]
Schedule of Estimated Useful Life of the Asset [Line Items]
Estimated useful lives	3 years